Financial risk management objectives and policies - Schedule of Sensitivity Analysis for Interest Rate Risk (Details) - Interest rate risk - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Disclosure of credit risk exposure [line items]
Reasonably possible increase in average interest rate	1.00%
Mainland China Facilities
Disclosure of credit risk exposure [line items]
Increase in interest expense from change in average interest rate	$ 0.1	$ 0.1
Japan Facility
Disclosure of credit risk exposure [line items]
Increase in interest expense from change in average interest rate	0.3	0.0
Term loan
Disclosure of credit risk exposure [line items]
Increase in interest expense from change in average interest rate	$ 3.9	$ 3.7